iShares
®
Breakthrough Environmental Solutions ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  —  7 .4%
BorgWarner, Inc. ......................... 4,676 $ 266,392
CALB Group Co. Ltd. , Class H
(a) (b)
.............. 16,600 75,607
341,999
a
Automobiles  —  13 .8%
AIMA Technology Group Co. Ltd. , Class A ........ 2,100 7,221
BAIC BluePark New Energy Technology Co. Ltd. , Class
A
(b)
................................. 11,000 11,502
BYD Co. Ltd. , Class A ...................... 4,600 69,808
Li Auto, Inc. , Class A
(b)
..................... 8,800 77,442
Lucid Group, Inc.
(b) (c)
....................... 2,107 13,422
NIO, Inc. , Class A
(b)
....................... 15,750 101,627
Rivian Automotive, Inc. , Class A
(b)
.............. 4,851 79,556
Seres Group Co. Ltd. , Class A ................ 1,900 24,801
Tesla, Inc.
(b)
............................. 276 105,330
XPeng, Inc. , Class A
(b)
..................... 8,600 68,736
Yadea Group Holdings Ltd.
(a)
................. 18,000 27,646
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b)
8,600 52,493
639,584
a
Chemicals  —  3 .2%
Kemira OYJ ............................ 7,241 150,152
a
Electrical Equipment  —  26 .6%
Advanced Energy Solution Holding Co. Ltd. ....... 1,000 35,834
Contemporary Amperex Technology Co. Ltd. , Class H
(c)
3,500 276,626
Doosan Fuel Cell Co. Ltd.
(b)
.................. 1,697 71,014
GE Vernova, Inc. ......................... 147 159,269
Goldwind Science & Technology Co. Ltd. , Class A ... 6,100 24,753
Gotion High-tech Co. Ltd. , Class A ............. 5,900 31,899
Ming Yang Smart Energy Group Ltd. , Class A ...... 5,600 13,058
Nextpower, Inc. , Class A
(b) (c)
.................. 1,583 188,583
Ningbo Deye Technology Co. Ltd. , Class A ........ 3,740 82,823
Nordex SE
(b) (c)
........................... 2,366 134,915
REPT BATTERO Energy Co. Ltd. , Class H
(b)
...... 30,600 69,340
Vestas Wind Systems A.S. .................. 4,707 144,737
1,232,851
a
Electronic Equipment, Instruments & Components  —  0 .6%
Everdisplay Optronics Shanghai Co. Ltd. , Class A
(b)
.. 79,800 26,495
a
Leisure Products  —  0 .7%
Merida Industry Co. Ltd. .................... 19,000 34,981
a
Machinery  —  19 .3%
Kenmec Mechanical Engineering Co. Ltd.
(b)
....... 9,000 16,052
Kurita Water Industries Ltd. .................. 5,200 281,046
NGK Corp. ............................. 4,500 142,472
Security Shares Value
a
Machinery (continued)
Xylem, Inc. ............................. 913 $ 107,880
Yaskawa Electric Corp. ..................... 8,200 290,772
Yutong Bus Co. Ltd. , Class A ................. 11,600 60,129
898,351
a
Semiconductors & Semiconductor Equipment  —  27 .8%
Allegro MicroSystems, Inc.
(b)
................. 7,572 367,242
Duk San Neolux Co. Ltd.
(b)
................... 1,151 39,555
Enphase Energy, Inc.
(b)
..................... 3,626 119,513
First Solar, Inc.
(b)
......................... 872 176,048
Hangzhou First Applied Material Co. Ltd. , Class A ... 15,068 41,502
JA Solar Technology Co. Ltd. , Class A
(b)
.......... 8,580 13,710
Jinko Solar Co. Ltd. , Class A
(b)
................ 24,124 23,599
LONGi Green Energy Technology Co. Ltd. , Class A
(b)
. 35,200 85,217
Sanken Electric Co. Ltd.
(b)
................... 1,500 90,395
Shanghai Aiko Solar Energy Co. Ltd. , Class A
(b)
.... 6,000 13,608
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(b)
......................... 23,800 30,290
Trina Solar Co. Ltd. , Class A
(b)
................ 6,400 16,329
Universal Display Corp. .................... 2,524 219,815
Xinyi Solar Holdings Ltd. .................... 150,000 55,219
1,292,042
a
Total Long-Term Investments — 99.4%
(Cost: $ 3,660,837 ) .................................. 4,616,455
a
Short-Term Securities
Money Market Funds  —  12 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(d) (e) (f)
...................... 580,306 580,480
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(d) (e)
............................ 3,921 3,921
a
Total Short-Term Securities — 12.6%
(Cost: $ 584,386 ) ................................... 584,401
Total Investments — 112.0%
(Cost: $ 4,245,223 ) .................................. 5,200,856
Liabilities in Excess of Other Assets — ( 12 .0 ) % .............. (558,337)
Net Assets — 100.0% ................................. $ 4,642,519
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Breakthrough Environmental Solutions ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 446,740  $ 133,828
(a)
$ —  $ (98) $ 10  $ 580,480  580,306  $ 6,134
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. —  3,921
(a)
—  —  —  3,921  3,921  49  —
$ —  $ (98) $ 10
$ 584,401
$ 6,183  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro Euro STOXX 50 Index .............................................................. 3 06/19/26 $ 21 $ 1,133

iShares
®
Breakthrough Environmental Solutions ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,890,825  $ 2,725,630  $ —  $ 4,616,455
Short-Term Securities
Money Market Funds ...................................... 584,401  —  —  584,401
$ 2,475,226  $ 2,725,630  $ —  $ 5,200,856
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,133  $ —  $ —  $ 1,133
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)